Income Taxes - Components of Deferred Tax Assets (Liabilities) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating tax carry-forwards	$ 15,171	$ 32,329
Other
Gross deferred tax asset	$ 15,171	$ 32,329
Valuation allowance	$ (15,171)	$ (32,329)
Net deferred tax assets